CASH AND BORROWINGS - Liquidity risk exposures (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding amount		$ 3,486	$ 1,877
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities		2,429	$ 2,900
3.23% Senior Notes Maturing January 2021
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75
Interest rate	3.23%	3.23%
2.97% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted | €	€ 190
Interest rate	2.97%	2.97%
3.46% Senior Notes Maturing January 2022
Disclosure of detailed information about borrowings [line items]
Amount contracted | €	€ 75
Interest rate	3.46%	3.46%
Bilateral Term Loan Facility One Maturing May 2022
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 223
Bilateral Term Loan Facility Two Maturing May 2022
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 269,000
3.15% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted | €	€ 50
Interest rate	3.15%	3.15%
3.26% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 105,000
Interest rate	3.26%	3.26%
3.89% Senior Notes Maturing January 2024
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 100
Interest rate	3.89%	3.89%
3.36% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 305,000
Interest rate	3.36%	3.36%
Floating Rate Senior Notes Maturing November 2024
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 25
Syndicated Revolving Credit Facility Maturing June 2025
Disclosure of detailed information about borrowings [line items]
Amount contracted		1
3.99% Senior Notes Maturing January 2026
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75
Interest rate	3.99%	3.99%
2.83% Senior Notes Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 140
Interest rate	2.83%	2.83%
2.90% Senior Notes Maturing June 2028
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 60
Interest rate	2.90%	2.90%
2.97% Senior Notes Maturing June 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 100
Interest rate	2.97%	2.97%
2.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 95
Interest rate	2.99%	2.99%
2.032% Corporate Bond Maturing October 2030
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 1,000
Interest rate	2.032%	2.032%
3.09% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 155
Interest rate	3.09%	3.09%
Euro term loans
Disclosure of detailed information about borrowings [line items]
Outstanding amount | €	€ 492